Annual Fund Operating Expenses - Global X Funds	Jul. 15, 2025
Global X PureCap℠ MSCI Consumer Discretionary ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap℠ MSCI Consumer Discretionary ETF | Global X PureCap℠ MSCI Consumer Discretionary ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap℠ MSCI Communication Services ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap℠ MSCI Communication Services ETF | Global X PureCap℠ MSCI Communication Services ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap℠ MSCI Information Technology ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap℠ MSCI Information Technology ETF | Global X PureCap℠ MSCI Information Technology ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[6]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap℠ MSCI Consumer Staples ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap℠ MSCI Consumer Staples ETF | Global X PureCap℠ MSCI Consumer Staples ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[8]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap℠ MSCI Energy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Global X PureCap℠ MSCI Energy ETF | Global X PureCap℠ MSCI Energy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[10]
Net Expenses (as a percentage of Assets)	0.15%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[7]	Other Expenses are based on estimated amounts for the current fiscal year.
[8]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.
[9]	Other Expenses are based on estimated amounts for the current fiscal year.
[10]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.